Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Nov. 30, 2025	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses							$ 521,007
Allowance for credit losses							522,191
Estimated useful life			5 years
Lease term			12 months
Written-down of inventories							13,206
Vesting period term	6 months
Management approach to determine reportable segments description			The Group operates and manages its business as a single operating and reportable segment. The Group’s CODM has been identified as the Chief Executive Officer who reviews the consolidated net income (loss) when making decisions about allocating resources and assessing performance of the Group.
Executive Chairman			Executive Chairman
Related Parties [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses			$ 522,191		522,191
Government Subsidies [Member]
Summary of Significant Accounting Policies [Line Items]
Written-down of inventories					$ 0.9
DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Management approach to determine reportable segments description				The Company performs research and development activities of its own and for others substantially in one location using resources common to internal research activities and revenue-producing services, which have been limited to date.
Executive Chairman				Executive Chairman
Cash equivalents
FDIC insured limits				250,000
Impairment charges on long-lived assets
Management services revenue		$ 88,700
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term			9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting period term			21 months 15 days
Maximum [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured limits		$ 250,000
Unbilled Revenues [Member] | DiamiR Biosciences Corp. [Member]
Summary of Significant Accounting Policies [Line Items]
Contract asset						$ 89,281